Summary of Significant Accounting Policies - Schedule of Disaggregation of Revenue (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Schedule of Disaggregation of Revenue [Line Items]
Total revenue	$ 10,270,988	$ 6,735,689
Revenue from Sales of Injection Molding Machine-Dedicated Manipulator Arms and Installation and Warranty Services [Member]
Schedule of Disaggregation of Revenue [Line Items]
Revenue	4,373,031	3,346,127
Revenue from Sales of Accessories of Manipulator Arms [Member]
Schedule of Disaggregation of Revenue [Line Items]
Revenue	386,603	1,045,007
Revenue from Sales of Raw Materials and Scraps of Manipulator Arms [Member]
Schedule of Disaggregation of Revenue [Line Items]
Revenue	5,469,831	2,257,191
Revenue from Installation Services [Member]
Schedule of Disaggregation of Revenue [Line Items]
Revenue	$ 41,523	$ 87,364